Share Capital (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Capital Units [Table Text Block]
The Company had the following share capital issuance activity (in thousands):

	Number of Shares	Value
Issuance of common shares on acquisition of Overland	8,557	$68,627
Issuance of common shares on acquisition of intangible assets	1,090	6,454
Issued on exercise of warrants	2,101	2,712
Issuance of common shares	1,235	8,512
Issued on conversion of convertible debt	333	2,500
Issued on exercise of options	247	148
Shares returned for payment on related party loan	(194)	(1,513)
Issued for future services	53	443
Issued for payment of related party debt interest	34	234
Shares issued for the year ended December 31, 2014	13,456	$88,117

Issuance of common shares for equity financing	6,173	$12,432
Issuance of common shares for acquisition	1,529	6,147
Issued on release of restricted stock units	1,239	(231)
Issued for payment of related party debt interest	668	1,560
Issued for adjustment warrants	394	—
Issued on exercise of warrants	349	1,265
Issued on exercise of options	292	225
Shares issued for the year ended December 31, 2015	10,644	$21,398

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The Company had the following warrants to purchase common shares outstanding (in thousands):

Number of Warrants
Outstanding at January 1, 2014	2,528
Assumption of warrants from Overland	1,324
Granted	668
Exercised	(2,101)
Outstanding at December 31, 2014	2,419
Granted	8,085
Exercised	(349)
Expired	(1,077)
Outstanding at December 31, 2015	9,078